UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS

Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Appreciation Portfolio
Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Capital and Income Portfolio
FORM N-Q
MARCH 31, 2006

Legg Mason Partners Variable Appreciation Portfolio

Schedules of Investments (unaudited)	March 31, 2006

Shares	Security	Value

COMMON STOCKS — 93.4%
CONSUMER DISCRETIONARY — 7.8%
Diversified Consumer Services — 0.2%
148,000	ServiceMaster Co.	$1,941,760

Hotels, Restaurants & Leisure — 0.2%
104,000	Marcus Corp.	2,074,800

Internet & Catalog Retail — 0.8%
90,000	Amazon.com Inc. *	3,285,900
123,000	IAC/InterActiveCorp. *	3,624,810

	Total Internet & Catalog Retail	6,910,710

Media — 5.5%
45,078	CBS Corp., Class B Shares	1,080,971
153,200	Gannett Co. Inc.	9,179,744
146,000	Liberty Media Corp., Class A Shares *	1,198,660
126,300	Meredith Corp.	7,046,277
918,825	Time Warner Inc.	15,427,072
45,078	Viacom Inc., Class B Shares *	1,749,026
536,100	Walt Disney Co.	14,951,829

	Total Media	50,633,579

Specialty Retail — 1.1%
231,400	Home Depot Inc.	9,788,220

	TOTAL CONSUMER DISCRETIONARY	71,349,069

CONSUMER STAPLES — 11.7%
Beverages — 1.7%
269,880	PepsiCo Inc.	15,596,365

Food & Staples Retailing — 3.6%
153,000	Costco Wholesale Corp.	8,286,480
383,748	Wal-Mart Stores Inc.	18,128,255
150,400	Walgreen Co.	6,486,752

	Total Food & Staples Retailing	32,901,487

Food Products — 3.5%
172,170	Cadbury Schweppes PLC, Sponsored ADR	6,886,800
92,000	Dean Foods Co. *	3,572,360
120,000	General Mills Inc.	6,081,600
124,000	H.J. Heinz Co.	4,702,080
31,100	Hershey Co.	1,624,353
149,700	Wm. Wrigley Jr. Co.	9,580,800

	Total Food Products	32,447,993

Household Products — 2.9%
152,400	Kimberly-Clark Corp.	8,808,720
303,530	Procter & Gamble Co.	17,489,399

	Total Household Products	26,298,119

	TOTAL CONSUMER STAPLES	107,243,964

ENERGY — 8.8%
Energy Equipment & Services — 1.0%
78,000	ENSCO International Inc.	4,013,100
38,400	Schlumberger Ltd.	4,860,288

	Total Energy Equipment & Services	8,873,388

Oil, Gas & Consumable Fuels — 7.8%
151,600	BP PLC, Sponsored ADR	10,451,304
183,940	Canadian Natural Resources Ltd.	10,188,437
90,500	Cimarex Energy Co.	3,915,030
276,164	EnCana Corp.	12,905,144
461,718	Exxon Mobil Corp.	28,100,157
45,000	Suncor Energy Inc.	3,465,900
See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Oil, Gas & Consumable Fuels (continued)
97,500	Western Oil Sands Inc., Class A Shares *	$2,707,033

	Total Oil, Gas & Consumable Fuels	71,733,005

	TOTAL ENERGY	80,606,393

EXCHANGE TRADED FUND — 1.2%
Exchange Traded — 1.2%
183,500	streetTRACKS Gold Trust *	10,661,350

FINANCIALS — 15.9%
Capital Markets — 2.3%
151,000	Bank of New York Co. Inc.	5,442,040
19,500	Goldman Sachs Group Inc.	3,060,720
154,400	Merrill Lynch & Co. Inc.	12,160,544

	Total Capital Markets	20,663,304

Commercial Banks — 3.1%
264,000	Bank of America Corp.	12,022,560
260,200	Wells Fargo & Co.	16,618,974

	Total Commercial Banks	28,641,534

Diversified Financial Services — 0.7%
153,040	JPMorgan Chase & Co.	6,372,586

Insurance — 7.9%
632	Berkshire Hathaway Inc., Class A Shares *	57,101,200
138,000	Covanta Holding Corp. *	2,300,460
322,500	St. Paul Travelers Cos. Inc.	13,477,275

	Total Insurance	72,878,935

Real Estate — 1.7%
340,100	Forest City Enterprises Inc., Class A Shares	16,035,715

Thrifts & Mortgage Finance — 0.2%
106,000	Brookline Bancorp Inc.	1,641,940

	TOTAL FINANCIALS	146,234,014

HEALTH CARE — 6.1%
Biotechnology — 1.2%
138,850	Amgen Inc. *	10,101,337
27,730	Biogen Idec Inc. *	1,306,083

	Total Biotechnology	11,407,420

Health Care Equipment & Supplies — 1.0%
46,300	IDEXX Laboratories Inc. *	3,998,468
105,300	Medtronic Inc.	5,343,975

	Total Health Care Equipment & Supplies	9,342,443

Pharmaceuticals — 3.9%
284,808	Johnson & Johnson	16,866,330
377,636	Pfizer Inc.	9,410,689
83,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,438,530
120,000	Wyeth	5,822,400

	Total Pharmaceuticals	35,537,949

	TOTAL HEALTH CARE	56,287,812

INDUSTRIALS — 19.6%
Aerospace & Defense — 3.6%
138,000	Honeywell International Inc.	5,902,260
244,500	Raytheon Co.	11,207,880
275,700	United Technologies Corp.	15,982,329

	Total Aerospace & Defense	33,092,469

Air Freight & Logistics — 1.7%
197,500	United Parcel Service Inc., Class B Shares	15,677,550

See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Airlines — 0.4%
199,500	Southwest Airlines Co.	$3,589,005

Building Products — 0.5%
150,000	Masco Corp.	4,873,500

Commercial Services & Supplies — 2.3%
185,000	Pitney Bowes Inc.	7,942,050
385,400	Waste Management Inc.	13,604,620

	Total Commercial Services & Supplies	21,546,670

Electrical Equipment — 0.5%
181,000	American Power Conversion Corp.	4,182,910

Industrial Conglomerates — 9.5%
384,700	3M Co.	29,117,943
1,309,719	General Electric Co.	45,552,027
459,500	Tyco International Ltd.	12,351,360

	Total Industrial Conglomerates	87,021,330

Road & Rail — 1.1%
185,669	Florida East Coast Industries Inc.	10,007,559

	TOTAL INDUSTRIALS	179,990,993

INFORMATION TECHNOLOGY — 15.2%
Communications Equipment — 3.0%
900,000	3Com Corp. *	4,608,000
906,450	Cisco Systems Inc. *	19,642,772
151,000	Motorola Inc.	3,459,410

	Total Communications Equipment	27,710,182

Computers & Peripherals — 3.4%
691,500	EMC Corp. *	9,425,145
226,100	Hewlett-Packard Co.	7,438,690
175,550	International Business Machines Corp.	14,477,608

	Total Computers & Peripherals	31,341,443

Internet Software & Services — 2.2%
4,800	Google Inc., Class A Shares *	1,872,000
303,000	VeriSign Inc. *	7,268,970
353,500	Yahoo! Inc. *	11,403,910

	Total Internet Software & Services	20,544,880

IT Services — 1.1%
218,000	Automatic Data Processing Inc.	9,958,240

Semiconductors & Semiconductor Equipment — 0.8%
144,512	Freescale Semiconductor Inc., Class B Shares *	4,013,098
154,529	Intel Corp.	2,990,136

	Total Semiconductors & Semiconductor Equipment	7,003,234

Software — 4.7%
1,385,236	Microsoft Corp.	37,692,272
306,000	Symantec Corp. *	5,149,980

	Total Software	42,842,252

	TOTAL INFORMATION TECHNOLOGY	139,400,231

MATERIALS — 5.3%
Chemicals — 3.9%
137,500	Cytec Industries Inc.	8,251,375
79,000	Dow Chemical Co.	3,207,400
230,000	E.I. du Pont de Nemours & Co.	9,708,300
138,000	Ecolab Inc.	5,271,600
See Notes to Schedules of Investments.

Legg Mason Partners Variable Appreciation Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Chemicals (continued)
145,800	PPG Industries Inc.	$9,236,430

	Total Chemicals	35,675,105

Metals & Mining — 1.4%
105,700	Alcoa Inc.	3,230,192
75,000	POSCO, Sponsored ADR	4,785,000
26,600	Rio Tinto PLC, Sponsored ADR	5,506,200

	Total Metals & Mining	13,521,392

	TOTAL MATERIALS	49,196,497

TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 0.1%
14,500	Verizon Communications Inc.	493,870

Wireless Telecommunication Services — 1.0%
154,000	ALLTEL Corp.	9,971,500

	TOTAL TELECOMMUNICATION SERVICES	10,465,370

UTILITIES — 0.7%
Electric Utilities — 0.7%
136,000	Cinergy Corp.	6,175,760

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $668,058,713)	857,611,453

Face
Amount

SHORT-TERM INVESTMENT — 6.3%
Repurchase Agreement — 6.3%
$58,477,000	Banc of America LLC dated 3/31/06, 4.480% due 4/3/06; Proceeds at maturity — $58,498,831; (Fully collateralized by U.S. Treasury Note, 7.000% due 7/15/06; Market value — $59,646,590) (Cost — $58,477,000)	58,477,000

	TOTAL INVESTMENTS — 99.7% (Cost — $726,535,713#)	916,088,453

	Other Assets in Excess of Liabilities — 0.3%	2,333,520

	TOTAL NET ASSETS — 100.0%	$918,421,973

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedules of Investments (unaudited)	March 31, 2006

Shares	Security	Value

COMMON STOCKS — 89.8%
CONSUMER DISCRETIONARY — 12.7%
Auto Components — 0.6%
295,500	Lear Corp.	$5,239,215

Leisure Equipment & Products — 1.5%
665,500	Hasbro Inc.	14,042,050

Media — 9.5%
294,500	Clear Channel Communications Inc.	8,543,445
1,261,400	Interpublic Group of Cos. Inc. *	12,058,984
1,233,500	News Corp., Class B Shares	21,660,260
858,200	Pearson PLC	11,911,152
899,750	Time Warner Inc.	15,106,803
647,400	Walt Disney Co.	18,055,986

	Total Media	87,336,630

Specialty Retail — 1.1%
251,400	Home Depot Inc.	10,634,220

	TOTAL CONSUMER DISCRETIONARY	117,252,115

CONSUMER STAPLES — 6.3%
Beverages — 0.6%
73,200	Molson Coors Brewing Co., Class B Shares	5,022,984

Food & Staples Retailing — 2.9%
491,025	Safeway Inc.	12,334,548
301,400	Wal-Mart Stores Inc.	14,238,136

	Total Food & Staples Retailing	26,572,684

Food Products — 2.6%
289,900	Kraft Foods Inc., Class A Shares	8,786,869
585,000	Unilever PLC	5,992,852
222,300	Unilever PLC, Sponsored ADR	9,129,861

	Total Food Products	23,909,582

Household Products — 0.2%
38,300	Kimberly-Clark Corp.	2,213,740

	TOTAL CONSUMER STAPLES	57,718,990

ENERGY — 9.6%
Energy Equipment & Services — 3.6%
129,400	Baker Hughes Inc.	8,850,960
172,700	GlobalSantaFe Corp.	10,491,525
185,300	Halliburton Co.	13,530,606

	Total Energy Equipment & Services	32,873,091

Oil, Gas & Consumable Fuels — 6.0%
100,900	Anadarko Petroleum Corp.	10,191,909
25,100	BP PLC, Sponsored ADR	1,730,394
102,800	Chevron Corp.	5,959,316
72,200	ConocoPhillips	4,559,430
111,300	Devon Energy Corp.	6,808,221
119,400	Exxon Mobil Corp.	7,266,684
222,900	Murphy Oil Corp.	11,104,878
367,290	Williams Cos. Inc.	7,856,333

	Total Oil, Gas & Consumable Fuels	55,477,165

	TOTAL ENERGY	88,350,256

FINANCIALS — 18.8%
Capital Markets — 3.7%
40,340	Ameriprise Financial Inc.	1,817,720
17,300	Goldman Sachs Group Inc.	2,715,408
266,000	Merrill Lynch & Co. Inc.	20,950,160
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Capital Markets (continued)
148,900	State Street Corp.	$8,998,027

	Total Capital Markets	34,481,315

Commercial Banks — 3.9%
402,978	Bank of America Corp.	18,351,618
1,147	Mitsubishi Tokyo Financial Group Inc.	17,571,812

	Total Commercial Banks	35,923,430

Consumer Finance — 1.2%
201,700	American Express Co.	10,599,335

Diversified Financial Services — 2.4%
522,400	JPMorgan Chase & Co.	21,752,736
15,700	Thomas Weisel Partners Group Inc. *	343,830

	Total Diversified Financial Services	22,096,566

Insurance — 4.4%
95,000	Ambac Financial Group Inc.	7,562,000
164,200	American International Group Inc.	10,851,978
136,700	Chubb Corp.	13,046,648
192,415	CNA Surety Corp. *	3,219,103
77,600	Hartford Financial Services Group Inc.	6,250,680

	Total Insurance	40,930,409

Thrifts & Mortgage Finance — 3.2%
144,100	MGIC Investment Corp.	9,601,383
423,600	PMI Group Inc.	19,451,712

	Total Thrifts & Mortgage Finance	29,053,095

	TOTAL FINANCIALS	173,084,150

HEALTH CARE — 12.3%
Biotechnology — 1.1%
70,700	Amgen Inc. *	5,143,425
643,300	Aphton Corp. *	93,278
346,896	Enzo Biochem Inc. *	4,683,096

	Total Biotechnology	9,919,799

Pharmaceuticals — 11.2%
430,200	Abbott Laboratories	18,270,594
206,500	Bentley Pharmaceuticals Inc. *	2,715,475
163,800	Eli Lilly & Co.	9,058,140
232,900	GlaxoSmithKline PLC, Sponsored ADR	12,182,999
236,900	Johnson & Johnson	14,029,218
171,700	Novartis AG, Sponsored ADR	9,519,048
720,100	Pfizer Inc.	17,944,892
403,100	Wyeth	19,558,412

	Total Pharmaceuticals	103,278,778

	TOTAL HEALTH CARE	113,198,577

INDUSTRIALS — 9.1%
Aerospace & Defense — 5.0%
119,500	Boeing Co.	9,312,635
469,500	Honeywell International Inc.	20,080,515
366,600	Raytheon Co.	16,804,944

	Total Aerospace & Defense	46,198,094

Airlines — 1.5%
760,800	Southwest Airlines Co.	13,686,792

Electrical Equipment — 0.4%
50,000	Emerson Electric Co.	4,181,500

Machinery — 2.2%
208,700	Caterpillar Inc.	14,986,747
See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value

Machinery (continued)
64,000	Deere & Co.	$5,059,200

	Total Machinery	20,045,947

	TOTAL INDUSTRIALS	84,112,333

INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 4.6%
1,016,000	Cisco Systems Inc. *	22,016,720
481,000	Motorola Inc.	11,019,710
440,700	Nokia Oyj, Sponsored ADR	9,131,304

	Total Communications Equipment	42,167,734

Computers & Peripherals — 0.1%
700	International Business Machines Corp.	57,729
101,600	Sun Microsystems Inc. *	521,208

	Total Computers & Peripherals	578,937

Electronic Equipment & Instruments — 1.2%
286,700	Agilent Technologies Inc. *	10,765,585
88,700	International DisplayWorks Inc. *	580,985

	Total Electronic Equipment & Instruments	11,346,570

Internet Software & Services — 0.1%
39,000	VeriSign Inc. *	935,610

Semiconductors & Semiconductor Equipment — 5.2%
548,400	Applied Materials Inc.	9,602,484
270,100	Novellus Systems Inc. *	6,482,400
33,300	Samsung Electronics Co., Ltd., GDR (a)	10,880,775
1,162,423	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	11,693,975
287,600	Texas Instruments Inc.	9,338,372

	Total Semiconductors & Semiconductor Equipment	47,998,006

Software — 1.8%
617,800	Microsoft Corp.	16,810,338

	TOTAL INFORMATION TECHNOLOGY	119,837,195

MATERIALS — 6.2%
Chemicals — 2.6%
236,400	Dow Chemical Co.	9,597,840
338,500	E.I. du Pont de Nemours & Co.	14,288,085

	Total Chemicals	23,885,925

Metals & Mining — 2.3%
358,000	Alcoa Inc.	10,940,480
181,900	RTI International Metals Inc. *	9,977,215
249,100	WGI Heavy Minerals Inc. *	298,937

	Total Metals & Mining	21,216,632

Paper & Forest Products — 1.3%
164,500	Weyerhaeuser Co.	11,914,735

	TOTAL MATERIALS	57,017,292

TELECOMMUNICATION SERVICES — 1.8%
Wireless Telecommunication Services — 1.8%
773,900	Vodafone Group PLC, Sponsored ADR	16,174,510

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $652,545,616)	826,745,418

See Notes to Schedules of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 9.9%
Repurchase Agreements — 9.9%
$35,000,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity — $35,014,000; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market value — $35,855,390)	$35,000,000
35,000,000	Interest in $507,001,000 joint tri-party repurchase agreement dated 3/31/06 with Goldman, Sachs & Co., 4.790% due 4/3/06; Proceeds at maturity — $35,013,971; (Fully collateralized by various U.S. Treasury obligations, 1.875% to 3.625% due 1/15/07 to 4/15/28; Market value - $35,700,016)	35,000,000
21,397,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06 with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity - $21,405,470; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market value — $21,824,958)	21,397,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $91,397,000)	91,397,000

	TOTAL INVESTMENTS — 99.7% (Cost — $743,942,616#)	918,142,418
	Other Assets in Excess of Liabilities — 0.3%	2,315,218

	TOTAL NET ASSETS — 100.0%	$920,457,636

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited)	March 31, 2006

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 18.7%
Beverages — 0.4%
$100,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	$112,015
100,000	A	PepsiAmericas Inc., Senior Notes, 6.375% due 5/1/09	102,768

		Total Beverages	214,783

Chemicals — 0.2%
45,000	A-	Monsanto Co., Notes, 4.000% due 5/15/08	43,719
75,000	BBB+	Potash Corp. of Saskatchewan, 7.125% due 6/15/07	76,417

		Total Chemicals	120,136

Commercial Services & Supplies — 0.2%
100,000	A	Cintas Corp., Number 2, Senior Notes, 5.125% due 6/1/07	99,715

Containers & Packaging — 0.1%
63,000	CCC+	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	62,134

Diversified Financial Services — 14.0%
75,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	75,727
125,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	119,572
125,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (a)	122,448
100,000	A+	Rio Tinto Finance USA Ltd., Notes, 2.625% due 9/30/08	93,721
6,466,467	BB-	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)	6,549,703
103,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (a)	101,084

		Total Diversified Financial Services	7,062,255

Electrical Equipment — 0.4%
100,000	A-	Cooper Industries Inc., Senior Notes, 5.500% due 11/1/09	100,268
75,000	A	Rockwell International, Notes, 6.150% due 1/15/08	76,062

		Total Electrical Equipment	176,330

Energy Equipment & Services — 0.1%
75,000	BBB+	Cooper Cameron Corp., Senior Notes, 2.650% due 4/15/07	72,544

Food Products — 0.5%
75,000	BBB	Bunge Ltd. Finance Corp., Senior Note, 4.375% due 12/15/08	72,865
125,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	125,834
75,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	71,244

		Total Food Products	269,943

Hotels, Restaurants & Leisure — 0.3%
125,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	126,161
34,882	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 9.375% due 2/15/10	38,022

		Total Hotels, Restaurants & Leisure	164,183

Household Durables — 0.2%
100,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	98,640

Household Products — 0.1%
77,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	67,375

Insurance — 0.7%
125,000	A	Genworth Financial Inc., Notes, 4.750% due 6/15/09	122,752
135,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	129,737
75,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	75,139

		Total Insurance	327,628

Machinery — 0.3%
100,000	A	Caterpillar Inc., Senior Debentures, 7.250% due 9/15/09	105,932
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount	Rating‡	Security	Value
Machinery (continued)
$46,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	$47,380

		Total Machinery	153,312

Oil, Gas & Consumable Fuels — 0.4%
100,000	A-	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	100,198
100,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	106,375

		Total Oil, Gas & Consumable Fuels	206,573

Real Estate — 0.1%
75,000	BBB	iStar Financial Inc., Senior Notes, Series B, 4.875% due 1/15/09	73,679

Road & Rail — 0.2%
75,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	76,798

Semiconductors & Semiconductor Equipment — 0.1%
46,000	CCC+	Amkor Technology Inc., Senior Notes, 7.750% due 5/15/13	42,550

Thrifts & Mortgage Finance — 0.2%
100,000	BBB+	GreenPoint Financial Corp., Senior Notes, 3.200% due 6/6/08	95,886

Wireless Telecommunication Services — 0.2%
75,000	A-	Sprint Capital Corp., Notes, 6.000% due 1/15/07	75,370

		TOTAL CORPORATE BONDS & NOTES (Cost — $9,605,109)	9,459,834

CONVERTIBLE BONDS & NOTES — 12.1%
Airlines — 0.4%
100,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07	99,125
100,000	B-	JetBlue Airways Corp., 3.500% due 7/15/33	89,250

		Total Airlines	188,375

Biotechnology — 4.9%
		BioMarin Pharmaceuticals Inc.:
50,000	NR	2.500% due 3/29/13	52,500
450,000	NR	Subordinated Notes, 3.500% due 6/15/08 (b)	479,250
400,000	NR	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	374,500
400,000	NR	Incyte Corp., 3.500% due 2/15/11	329,000
400,000	NR	InterMune Inc., 0.250% due 3/1/11	381,500
250,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	239,375
300,000	NR	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	264,750
475,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	365,750

		Total Biotechnology	2,486,625

Commercial Services & Supplies — 0.6%
350,000	B+	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	326,375

Communications Equipment — 0.9%
400,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08 (b)	380,000
100,000	NR	UTStarcom, Inc., 0.875% due 3/1/08	86,500

		Total Communications Equipment	466,500

Diversified Telecommunication Services — 0.5%
250,000	CCC	Logix Communications Enterprises, 1.500% due 10/1/25	247,188

Electrical Equipment — 0.4%
250,000	CCC+	GrafTech International Ltd, Senior Debentures, 1.625% due 1/15/24	179,063

Hotels, Restaurants & Leisure — 0.6%
250,000	BB-	Host Marriott LP, 3.250% due 4/15/24 (a)	323,437

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Face
Amount	Rating‡	Security	Value
Media — 0.9%
		Charter Communications Inc., Senior Notes, Class A Shares:
$308,000	CCC-	5.875% due 11/16/09	$214,830
92,000	CCC-	5.875% due 11/16/09 (a)	64,170
150,000	B	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	150,000

		Total Media	429,000

Pharmaceuticals — 0.1%
60,000	B-	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	59,775

Semiconductors & Semiconductor Equipment — 0.8%
300,000	CCC	Amkor Technology Inc., Subordinated Notes, 5.000% due 3/15/07 (b)	294,375
250,000	NR	Atmel Corp., Subordinated Notes, zero coupon bond to yield 4.867% due 5/23/21	123,750

		Total Semiconductors & Semiconductor Equipment	418,125

Software — 1.1%
300,000	NR	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	281,625
250,000	NR	Mentor Graphics Corp., 6.250% due 3/1/26 (a)	253,125

		Total Software	534,750

Specialty Retail — 0.6%
300,000	B-	Pier 1 Imports Inc., 6.375% due 2/15/36 (a)	324,375

Wireless Telecommunication Services — 0.3%
220,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (c)	135,300

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $5,972,682)	6,118,888

ASSET-BACKED SECURITIES — 2.2%
Home Equity — 2.2%
250,000	BBB-	Argent Securities Inc., Series 2004-W8, Class M10, 8.318% due 5/25/34 (d)	246,688
269,324	A+	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2, 5.488% due 7/25/35 (d)	270,267
198,820	A	Option One Mortgage Loan Trust, Series 2002-4, Class M2, 5.948% due 7/25/32 (d)	199,087
250,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 6.718% due 3/25/34 (d)	252,929
128,209	A-	Sail NIM Notes, Series 2004-AA, Class A, 4.500% due 10/27/34 (a)	127,722

		TOTAL ASSET-BACKED SECURITIES (Cost — $1,089,188)	1,096,693

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
132,722	Aaa(e)	Saco I Trust, Series 2005-02, Class A, 5.018% due 4/25/35 (a)(d) (Cost — $132,702)	132,764

MORTGAGE-BACKED SECURITIES — 2.0%
FHLMC — 2.0%
997,969		Federal Home Loan Mortgage Corp. (FHLMC) Gold, 6.000% due 2/1/26-2/1/36 (Cost — $1,004,078)	1,001,160

Shares
COMMON STOCKS — 46.5%
CONSUMER DISCRETIONARY — 4.6%
Hotels, Restaurants & Leisure — 0.8%
200	Ctrip.com International Ltd., ADR	16,540
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Hotels, Restaurants & Leisure (continued)
9,500	McDonald’s Corp.	$326,420
1,500	Outback Steakhouse Inc.	66,000
350	Tim Hortons Inc. *	9,292

	Total Hotels, Restaurants & Leisure	418,252

Household Durables — 0.3%
6,000	Newell Rubbermaid Inc.	151,140

Leisure Equipment & Products — 0.1%
1,300	Marvel Entertainment Inc. *	26,156

Media — 2.6%
700	Cablevision Systems Corp., New York Group, Class A Shares *	18,690
7,900	EchoStar Communications Corp., Class A Shares *	235,973
2,600	Interpublic Group of Cos. Inc. *	24,856
11,400	Liberty Global Inc., Series A Shares *	233,358
7,700	Liberty Global Inc., Series C Shares *	152,075
4,400	Liberty Media Corp., Class A Shares *	36,124
12,300	News Corp., Class B Shares	215,988
3,705	NTL Inc.	107,853
800	R.H. Donnelley Corp. *	46,584
1,100	Regal Entertainment Group, Class A Shares	20,691
10,000	SES Global SA, FDR	159,493
2,700	Time Warner Inc.	45,333

	Total Media	1,297,018

Specialty Retail — 0.8%
3,900	Bed Bath & Beyond Inc. *	149,760
1,500	Best Buy Co. Inc.	83,895
1,300	Sherwin-Williams Co.	64,272
5,000	Urban Outfitters Inc. *	122,700

	Total Specialty Retail	420,627

	TOTAL CONSUMER DISCRETIONARY	2,313,193

CONSUMER STAPLES — 3.4%
Beverages — 0.2%
2,000	PepsiCo Inc.	115,580

Food & Staples Retailing — 1.3%
12,500	Kroger Co. *	254,500
8,900	Wal-Mart Stores Inc.	420,436

	Total Food & Staples Retailing	674,936

Food Products — 0.7%
2,500	Kellogg Co.	110,100
3,600	McCormick & Co. Inc., Non Voting Shares	121,896
5,700	Sara Lee Corp.	101,916

	Total Food Products	333,912

Household Products — 0.6%
3,800	Kimberly-Clark Corp.	219,640
1,087	Procter & Gamble Co.	62,633

	Total Household Products	282,273

Tobacco — 0.6%
4,600	Altria Group Inc.	325,956

	TOTAL CONSUMER STAPLES	1,732,657

ENERGY — 5.3%
Energy Equipment & Services — 2.2%
1,000	Cooper Cameron Corp. *	44,080
2,600	Diamond Offshore Drilling Inc.	232,700
6,950	ENSCO International Inc.	357,578
1,800	GlobalSantaFe Corp.	109,350
1,500	Halliburton Co.	109,530
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Energy Equipment & Services (continued)
4,700	Pride International Inc. *	$146,546
3,000	Rowan Cos. Inc.	131,880

	Total Energy Equipment & Services	1,131,664

Oil, Gas & Consumable Fuels — 3.1%
4,800	Marathon Oil Corp. (b)	365,616
4,600	Nexen Inc.	253,184
3,000	OPTI Canada Inc. *	113,844
1,700	Suncor Energy Inc.	130,934
4,450	Total SA, Sponsored ADR (b)	586,198
5,900	Williams Cos. Inc.	126,201

	Total Oil, Gas & Consumable Fuels	1,575,977

	TOTAL ENERGY	2,707,641

FINANCIALS — 12.6%
Capital Markets — 0.5%
300	Goldman Sachs Group Inc.	47,088
300	Lehman Brothers Holdings Inc.	43,359
2,150	Merrill Lynch & Co. Inc.	169,334

	Total Capital Markets	259,781

Commercial Banks — 1.1%
4,800	Bank of America Corp.	218,592
500	Wachovia Corp.	28,025
5,150	Wells Fargo & Co. (b)	328,930

	Total Commercial Banks	575,547

Consumer Finance — 1.7%
6,630	American Express Co.	348,407
6,102	Capital One Financial Corp. (b)(f)	491,333

	Total Consumer Finance	839,740

Diversified Financial Services — 0.3%
3,500	JPMorgan Chase & Co.	145,740

Insurance — 1.2%
2,700	AFLAC Inc.	121,851
1,100	American International Group Inc.	72,699
18	Berkshire Hathaway Inc., Class B Shares *	54,216
2,850	Chubb Corp.	272,004
2,200	St. Paul Travelers Cos. Inc.	91,938

	Total Insurance	612,708

Real Estate Investment Trusts (REITs) — 6.6%
1,200	Alexandria Real Estate Equities Inc.	114,396
4,200	AMB Property Corp.	227,934
2,200	Archstone-Smith Trust	107,294
1,500	Avalonbay Communities Inc.	163,650
2,300	BioMed Realty Trust Inc.	68,172
1,200	Boston Properties Inc.	111,900
600	BRE Properties Inc., Class A Shares	33,600
800	Developers Diversified Realty Corp.	43,800
1,300	Duke Realty Corp.	49,335
2,800	Equity Office Properties Trust	94,024
3,200	Equity Residential	149,728
1,900	Federal Realty Investment Trust	142,880
4,200	General Growth Properties Inc.	205,254
600	Global Signal Inc.	29,520
1,500	Gramercy Capital Corp.	37,395
500	Heritage Property Investment Trust	19,795
1,900	Highwoods Properties Inc.	64,087
8,651	Host Marriott Corp.	185,131
2,000	iStar Financial Inc.	76,560
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Real Estate Investments Trusts (REITs) (continued)
1,700	Kimco Realty Corp.	$69,088
440	Macerich Co.	32,538
440	Pan Pacific Retail Properties Inc.	31,196
5,700	ProLogis	304,950
2,400	PS Business Parks Inc.	134,208
1,300	Public Storage Inc.	105,599
1,300	Reckson Associates Realty Corp.	59,566
3,300	Republic Property Trust	38,841
2,500	Simon Property Group Inc.	210,350
2,300	SL Green Realty Corp.	233,450
1,900	Vornado Realty Trust	182,400

	Total Real Estate Investments Trusts (REITs)	3,326,641

Thrifts & Mortgage Finance — 1.2%
4,600	Freddie Mac (b)	280,600
4,600	Golden West Financial Corp.	312,340

	Total Thrifts & Mortgage Finance	592,940

	TOTAL FINANCIALS	6,353,097

HEALTH CARE — 7.4%
Biotechnology — 1.9%
5,400	Abgenix Inc. *	121,500
4,400	Amgen Inc. *	320,100
2,100	CV Therapeutics Inc. *	46,368
4,200	Cytori Therapeutics Inc. *	36,792
700	Genentech Inc. *	59,157
1,500	Genzyme Corp. *	100,830
2,100	InterMune Inc. *	38,934
1,300	Invitrogen Corp. *	91,169
2,500	PDL BioPharma Inc. *	82,000
1,484	Vertex Pharmaceuticals Inc. *	54,300

	Total Biotechnology	951,150

Health Care Equipment & Supplies — 0.7%
6,900	Boston Scientific Corp. *	159,045
2,000	Cooper Cos. Inc.	108,060
2,500	DJ Orthopedics Inc. *	99,400

	Total Health Care Equipment & Supplies	366,505

Health Care Providers & Services — 1.9%
600	Aetna Inc.	29,484
1,700	Coventry Health Care Inc. *	91,766
2,500	DaVita Inc. *	150,525
3,000	Omnicare Inc.	164,970
2,870	UnitedHealth Group Inc.	160,318
4,700	WellPoint Inc. (b)*	363,921

	Total Health Care Providers & Services	960,984

Pharmaceuticals — 2.9%
6,000	Abbott Laboratories	254,820
1,100	GlaxoSmithKline PLC, Sponsored ADR	57,541
3,000	Kos Pharmaceuticals Inc. *	143,310
4,200	Novartis AG, Sponsored ADR	232,848
4,600	Pfizer Inc.	114,632
900	Sanofi-Aventis	85,755
3,000	Sanofi-Aventis, Sponsored ADR	142,350
8,500	Schering-Plough Corp.	161,415
1,400	Sepracor Inc. *	68,334
1,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	41,180
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Pharmaceuticals (continued)
3,900	Wyeth	$189,228

	Total Pharmaceuticals	1,491,413

	TOTAL HEALTH CARE	3,770,052

INDUSTRIALS — 3.7%
Aerospace & Defense — 1.7%
7,500	Boeing Co. (b)	584,475
5,500	Raytheon Co.	252,120

	Total Aerospace & Defense	836,595

Building Products — 0.3%
4,700	Masco Corp.	152,703

Commercial Services & Supplies — 0.2%
1,200	Avery Dennison Corp.	70,176
800	IHS Inc., Class A Shares *	21,880

	Total Commercial Services & Supplies	92,056

Industrial Conglomerates — 1.0%
14,800	General Electric Co. (b)(f)	514,744

Machinery — 0.4%
2,600	Parker Hannifin Corp.	209,586

Trading Companies & Distributors — 0.1%
800	MSC Industrial Direct Co. Inc., Class A Shares	43,216

	TOTAL INDUSTRIALS	1,848,900

INFORMATION TECHNOLOGY — 4.2%
Communications Equipment — 1.5%
12,204	ADC Telecommunications Inc. *	312,301
3,500	Cisco Systems Inc. *	75,845
6,800	Comverse Technology Inc. *	160,004
4,300	Juniper Networks Inc. *	82,216
1,700	MasTec Inc. *	24,089
6,100	Nokia Oyj, Sponsored ADR	126,392

	Total Communications Equipment	780,847

Computers & Peripherals — 0.3%
27,400	Sun Microsystems Inc. *	140,562

Electronic Equipment & Instruments — 0.0%
200	Dolby Laboratories Inc., Class A Shares *	4,180

Internet Software & Services — 0.6%
7,400	Digitas Inc. *	106,560
3,200	Jupitermedia Corp. *	57,536
1,900	Openwave Systems Inc. *	41,002
5,500	RealNetworks Inc. *	45,375
1,800	SINA Corp. *	50,220

	Total Internet Software & Services	300,693

IT Services — 0.1%
1,800	Wright Express Corp. *	50,490

Semiconductors & Semiconductor Equipment — 0.4%
4,620	Advanced Micro Devices Inc. *	153,199
3,800	Applied Materials Inc.	66,538

	Total Semiconductors & Semiconductor Equipment	219,737

Software — 1.3%
3,400	Adobe Systems Inc.	118,728
3,420	Cognos Inc. *	133,038
See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
Software (continued)
14,300	Microsoft Corp. (b)	$389,103

	Total Software	640,869

	TOTAL INFORMATION TECHNOLOGY	2,137,378

MATERIALS — 1.5%
Chemicals — 0.9%
4,600	Air Products & Chemicals Inc. (b)	309,074
3,600	E.I. du Pont de Nemours & Co.	151,956

	Total Chemicals	461,030

Metals & Mining — 0.6%
5,100	Barrick Gold Corp.	138,924
5,600	Compass Minerals International Inc.	139,944

	Total Metals & Mining	278,868

	TOTAL MATERIALS	739,898

TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 0.2%
3,400	Citizens Communications Co.	45,118
2,300	PanAmSat Holding Corp.	57,086
700	Time Warner Telecom Inc., Class A Shares *	12,565

	Total Diversified Telecommunication Services	114,769

Wireless Telecommunication Services — 1.9%
6,200	ALLTEL Corp.	401,450
2,245	American Tower Corp., Class A Shares *	68,068
10,000	Dobson Communications Corp., Class A Shares *	80,200
1,300	Nextel Partners Inc., Class A Shares *	36,816
12,643	Sprint Nextel Corp.	326,695
2,043	WiderThan Co. Ltd., ADR *	27,009

	Total Wireless Telecommunication Services	940,238

	TOTAL TELECOMMUNICATION SERVICES	1,055,007

UTILITIES — 1.7%
Electric Utilities — 0.3%
1,700	Entergy Corp.	117,198
1,850	ITC Holdings Corp.	48,562

	Total Electric Utilities	165,760

Independent Power Producers & Energy Traders — 0.6%
6,200	Mirant Corp. *	155,000
1,400	NRG Energy Inc. *	63,308
2,100	TXU Corp.	93,996

	Total Independent Power Producers & Energy Traders	312,304

Multi-Utilities — 0.8%
8,000	Sempra Energy	371,680

	TOTAL UTILITIES	849,744

	TOTAL COMMON STOCKS (Cost — $21,187,751)	23,507,567

CONVERTIBLE PREFERRED STOCKS — 0.6%
ENERGY — 0.1%
Energy Equipment & Services — 0.1%
1,150	Hanover Compressor Capital Trust, 7.250% due 12/15/29	62,531

FINANCIALS — 0.5%
Real Estate — 0.2%
1,500	Simon Property Group Inc., 6.000% due 12/31/49	103,440

Thrifts & Mortgage Finance — 0.3%
3,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	136,875

See Notes to Schedules of Investments.

Legg Mason Partners Variable Capital and Income Portfolio

Schedules of Investments (unaudited) (continued)	March 31, 2006

Shares	Security	Value
	TOTAL FINANCIALS	240,315

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $275,431)	302,846

Contracts
PURCHASED OPTION — 0.1%
70	S&P 500 Index, Put @ 1,250, expires 6/06 (Cost — $119,053)	$69,300

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $39,385,994)	41,689,052

Face
Amount
SHORT-TERM INVESTMENT — 17.2%
Repurchase Agreement — 17.2%
$8,686,000	Interest in $502,414,000 joint tri-party repurchase agreement dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds at maturity — $8,689,474; (Fully collateralized by various U.S. government agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value — $8,859,757) (Cost — $8,686,000)	8,686,000

	TOTAL INVESTMENTS — 99.6% (Cost — $48,071,994#)	50,375,052
	Other Assets in Excess of Liabilities — 0.4%	208,375

	TOTAL NET ASSETS — 100.0%	$50,583,427

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is segregated for open futures contracts and options.

(c)	Convertible bonds are exchangeable for common stock of Sprint Nextel Corp.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(e)	Rating by Moody’s Investors Service

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 18 for ratings.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

NIM — Net Interest Margin
See Notes to Schedules of Investments.

Bond Ratings
(unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB,B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1,2, and 3 may be applied to each generic rating from “ Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge,” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities of fluctuation of protective elements may be of greater amplitude of there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements, their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other items of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Effective May 1, 2006, the Appreciation Portfolio, Fundamental Value Portfolio and Capital and Income Portfolio were renamed Legg Mason Partners Variable Appreciation Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio and Legg Mason Partners Variable Capital and Income Portfolio (the “Funds”). The Funds are separate diversified investment funds of Legg Mason Partners Variable Portfolios II (formerly known as the Greenwich Street Series Fund) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Shares of the Funds may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible provision or other qualified plans.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedules of Investments (unaudited) (continued)
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Legg Mason Partners Variable Appreciation Portfolio	$194,419,559	$(4,866,819)	$189,552,740
Legg Mason Partners Variable Fundamental Value Portfolio	197,578,708	(23,378,906)	174,199,802
Legg Mason Partners Variable Capital and Income Portfolio	2,741,423	(438,365)	2,303,058

At March 31, 2006, Legg Mason Partners Variable Capital and Income Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P Mini 500 Index	75	6/06	$4,808,426	$4,887,375	$78,949

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Portfolios II

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 30, 2006

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: May 30, 2006